SSGA FUNDS

SUPPLEMENT DATED OCTOBER 16, 2015

TO

PROSPECTUS

DATED DECEMBER 18, 2014, AS AMENDED SEPTEMBER 4, 2015

AND

SUMMARY PROSPECTUS

DATED DECEMBER 18, 2014, AS AMENDED SEPTEMBER 4, 2015

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2014, AS SUPPLEMENTED SEPTEMBER 4, 2015

SSGA EMERGING MARKETS FUND

CLASS A (TICKER SYMBOL: SSELX)	CLASS C (TICKER SYMBOL: SSENX)	CLASS I (TICKER SYMBOL: SSEOX)	CLASS K (TICKER SYMBOL: SSEQX)

The Board of Trustees of SSGA Funds has approved changing the name of SSGA Emerging Markets Fund (the “Fund”), as well as changing the Fund’s Principal Investment Strategy. Effective on or about December 18, 2015, all references to SSGA Emerging Markets Fund in the Prospectus, Summary Prospectus and Statement of Additional Information shall be replaced by references to State Street Disciplined Emerging Markets Equity Fund.

Additionally, on or about December 18, 2015, the following replaces the sections entitled “Principal Investment Strategies” on pages 15 and 34 of the Prospectus and page 2 of the Summary Prospectus:

The Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the Fund’s Adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index (the “Index”), the Fund’s benchmark.

The Adviser utilizes a proprietary quantitative investment process to select a portfolio that the Adviser believes will exhibit low volatility and provide competitive long-term returns relative to the Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings. The Adviser expects to favor securities with low exposure to market risk factors and low security-specific risk. The Adviser considers market risk factors to include, among others, a security’s size, momentum, value, liquidity, leverage and growth. While the Adviser attempts to manage the Fund’s volatility exposure to stabilize performance, there can be no guarantee that the Fund will reach its target volatility. Additionally, the Adviser implements risk constraints at the security, industry, size exposure, and sector levels. Through this quantitative process of security selection and portfolio diversification, the Adviser expects that the portfolio will be subject to a relatively low level of absolute risk (as defined by standard deviation of returns) and should exhibit relatively low volatility compared with the Index over the long term. There can be no assurance that the Fund will in fact experience lower volatility than the Index nor can there be any assurance that the Fund will produce returns in excess of the benchmark.

The Adviser periodically rebalances the Fund’s portfolio to reflect movements in the underlying factors. From time to time, the Adviser may make a qualitative judgment to deviate from the quantitative investment process if it believes that certain information has not been fully reflected in the process.

The Fund invests in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards (deliverable and non-deliverable currency forwards), index swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates.

The Fund may use futures, forwards, swaps and certain other derivative instruments or investment techniques to seek to generate returns. These investments may create a form of financial leverage. Through the use of leverage, the Fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the Fund does not own. The Fund generally intends to engage in currency hedging.

The Fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the Fund’s Adviser, in order to manage its cash. The Fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EMCOMBSUPP1

SSGA FUNDS

SUPPLEMENT DATED OCTOBER 16, 2015

TO

PROSPECTUS

DATED DECEMBER 18, 2014, AS AMENDED SEPTEMBER 4, 2015

AND

SUMMARY PROSPECTUS

DATED DECEMBER 18, 2014, AS AMENDED SEPTEMBER 4, 2015

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2014, AS SUPPLEMENTED SEPTEMBER 4, 2015

SSGA EMERGING MARKETS FUND

CLASS N

(TICKER SYMBOL: SSEMX)

The Board of Trustees of SSGA Funds has approved changing the name of SSGA Emerging Markets Fund (the “Fund”), as well as changing the Fund’s Principal Investment Strategy. Effective on or about December 18, 2015, all references to SSGA Emerging Markets Fund in the Prospectus, Summary Prospectus and Statement of Additional Information shall be replaced by references to State Street Disciplined Emerging Markets Equity Fund.

Additionally, on or about December 18, 2015, the following replaces the sections entitled “Principal Investment Strategies” on pages 13 and 35 of the Prospectus and page 2 of the Summary Prospectus:

The Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the Fund’s Adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index (the “Index”), the Fund’s benchmark.

The Adviser utilizes a proprietary quantitative investment process to select a portfolio that the Adviser believes will exhibit low volatility and provide competitive long-term returns relative to the Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings. The Adviser expects to favor securities with low exposure to market risk factors and low security-specific risk. The Adviser considers market risk factors to include, among others, a security’s size, momentum, value, liquidity, leverage and growth. While the Adviser attempts to manage the Fund’s volatility exposure to stabilize performance, there can be no guarantee that the Fund will reach its target volatility. Additionally, the Adviser implements risk constraints at the security, industry, size exposure, and sector levels. Through this quantitative process of security selection and portfolio diversification, the Adviser expects that the portfolio will be subject to a relatively low level of absolute risk (as defined by standard deviation of returns) and should exhibit relatively low volatility compared with the Index over the long term. There can be no assurance that the Fund will in fact experience lower volatility than the Index nor can there be any assurance that the Fund will produce returns in excess of the benchmark.

The Adviser periodically rebalances the Fund’s portfolio to reflect movements in the underlying factors. From time to time, the Adviser may make a qualitative judgment to deviate from the quantitative investment process if it believes that certain information has not been fully reflected in the process.

The Fund invests in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards (deliverable and non-deliverable currency forwards), index swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates.

The Fund may use futures, forwards, swaps and certain other derivative instruments or investment techniques to seek to generate returns. These investments may create a form of financial leverage. Through the use of leverage, the Fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the Fund does not own. The Fund generally intends to engage in currency hedging.

The Fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the Fund’s Adviser, in order to manage its cash. The Fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSEMXSUPP1

SSGA FUNDS

SUPPLEMENT DATED OCTOBER 16, 2015

TO

PROSPECTUS

DATED DECEMBER 18, 2014, AS AMENDED SEPTEMBER 4, 2015

AND

SUMMARY PROSPECTUS

DATED DECEMBER 18, 2014, AS AMENDED SEPTEMBER 4, 2015

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2014, AS SUPPLEMENTED SEPTEMBER 4, 2015

SSGA EMERGING MARKETS FUND

SELECT CLASS SHARES

(TICKER SYMBOL: SEMSX)

The Board of Trustees of SSGA Funds has approved changing the name of SSGA Emerging Markets Fund (the “Fund”), as well as changing the Fund’s Principal Investment Strategy. Effective on or about December 18, 2015, all references to SSGA Emerging Markets Fund in the Prospectus, Summary Prospectus and Statement of Additional Information shall be replaced by references to State Street Disciplined Emerging Markets Equity Fund.

Additionally, on or about December 18, 2015, the following replaces the sections entitled “Principal Investment Strategies” on pages 1 and 6 of the Prospectus and page 2 of the Summary Prospectus:

The Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the Fund’s Adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index (the “Index”), the Fund’s benchmark.

The Adviser utilizes a proprietary quantitative investment process to select a portfolio that the Adviser believes will exhibit low volatility and provide competitive long-term returns relative to the Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings. The Adviser expects to favor securities with low exposure to market risk factors and low security-specific risk. The Adviser considers market risk factors to include, among others, a security’s size, momentum, value, liquidity, leverage and growth. While the Adviser attempts to manage the Fund’s volatility exposure to stabilize performance, there can be no guarantee that the Fund will reach its target volatility. Additionally, the Adviser implements risk constraints at the security, industry, size exposure, and sector levels. Through this quantitative process of security selection and portfolio diversification, the Adviser expects that the portfolio will be subject to a relatively low level of absolute risk (as defined by standard deviation of returns) and should exhibit relatively low volatility compared with the Index over the long term. There can be no assurance that the Fund will in fact experience lower volatility than the Index nor can there be any assurance that the Fund will produce returns in excess of the benchmark.

The Adviser periodically rebalances the Fund’s portfolio to reflect movements in the underlying factors. From time to time, the Adviser may make a qualitative judgment to deviate from the quantitative investment process if it believes that certain information has not been fully reflected in the process.

The Fund invests in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards (deliverable and non-deliverable currency forwards), index swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates.

The Fund may use futures, forwards, swaps and certain other derivative instruments or investment techniques to seek to generate returns. These investments may create a form of financial leverage. Through the use of leverage, the Fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the Fund does not own. The Fund generally intends to engage in currency hedging.

The Fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the Fund’s Adviser, in order to manage its cash. The Fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEMSXSUPP1